Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2013
Fair value of derivative instruments
Fair value of derivative instruments

	Trading			Hedging			[1]
end of 6M13	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,366.8	8.6	8.5	0.0	0.0	0.0
Swaps	31,998.5	479.2	472.4	64.6	2.5	0.7
Options bought and sold (OTC)	3,961.1	51.1	51.3	0.0	0.0	0.0
Futures	1,357.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	639.5	0.4	0.3	0.0	0.0	0.0
Interest rate products	48,323.6	539.3	532.5	64.6	2.5	0.7
Forwards	2,386.4	25.5	23.8	23.5	0.1	0.3
Swaps	1,377.3	31.0	42.6	0.0	0.0	0.0
Options bought and sold (OTC)	1,131.9	13.7	15.0	0.0	0.0	0.0
Futures	60.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.3	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,961.0	70.3	81.5	23.5	0.1	0.3
Forwards	5.1	0.7	0.0	0.0	0.0	0.0
Swaps	221.5	5.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	256.1	12.8	11.8	0.0	0.0	0.0
Futures	52.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	471.0	18.6	19.2	0.0	0.0	0.0
Equity/index-related products	1,005.7	37.8	38.0	0.0	0.0	0.0
Credit derivatives [2]	1,696.6	29.3	29.2	0.0	0.0	0.0
Forwards	28.0	2.1	3.0	0.0	0.0	0.0
Swaps	51.1	3.8	2.9	0.0	0.0	0.0
Options bought and sold (OTC)	45.0	1.9	2.0	0.0	0.0	0.0
Futures	35.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	58.1	1.4	1.7	0.0	0.0	0.0
Other products [3]	217.3	9.2	9.6	0.0	0.0	0.0
Total derivative instruments	56,204.2	685.9	690.8	88.1	2.6	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 56,292.3 billion, CHF 688.5 billion and CHF 691.8 billion, respectively, as of 6M13.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading				Hedging			[1]
end of 2012	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,055.9		2.6	2.5	0.0	0.0	0.0
Swaps	29,159.0		635.8	630.1	58.0	3.8	1.3
Options bought and sold (OTC)	3,739.9		62.4	62.6	0.0	0.0	0.0
Futures	1,145.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	952.0		0.3	0.2	0.0	0.0	0.0
Interest rate products	43,052.2		701.1	695.4	58.0	3.8	1.3
Forwards	2,134.1		21.6	21.3	19.6	0.2	0.1
Swaps	1,336.4		32.1	46.6	0.0	0.0	0.0
Options bought and sold (OTC)	985.3		9.7	10.7	0.0	0.0	0.0
Futures	83.8	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.6		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	4,543.2		63.4	78.6	19.6	0.2	0.1
Forwards	5.5		0.6	0.0	0.0	0.0	0.0
Swaps	211.1		4.5	5.9	0.0	0.0	0.0
Options bought and sold (OTC)	215.1		11.5	11.1	0.0	0.0	0.0
Futures	74.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	338.2		13.7	14.1	0.0	0.0	0.0
Equity/index-related products	844.3		30.3	31.1	0.0	0.0	0.0
Credit derivatives [3]	1,694.5		30.6	29.8	0.0	0.0	0.0
Forwards	31.3		1.1	1.4	0.0	0.0	0.0
Swaps	55.3		3.6	3.1	0.0	0.0	0.0
Options bought and sold (OTC)	54.2		1.6	1.6	0.0	0.0	0.0
Futures	35.5	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	50.4		1.6	1.7	0.0	0.0	0.0
Other products [4]	226.7		7.9	7.8	0.0	0.0	0.0
Total derivative instruments	50,360.9		833.3	842.7	77.6	4.0	1.4
The notional amount, PRV and NRV (trading and hedging) was CHF 50,438.5 billion, CHF 837.3 billion and CHF 844.1 billion, respectively, as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period amounts have been corrected to reclassify the notional amounts of foreign exchange products to other products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges

in	6M13	6M12
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	274	449
Foreign exchange products	(8)	(12)
Total	266	437
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(274)	(476)
Foreign exchange products	8	12
Total	(266)	(464)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	0	(27)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges	Cash flow hedges
in	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(20)	0
Total	(20)	0

Net investment hedges
Net investment hedges

in	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(291)	(201)
Total	(291)	(201)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	77
Total	0	77
Represents gains/(losses) on effective portion.
1 Included in other revenues.

Credit protection sold/purchased
Credit protection sold/purchased

	6M13						2012
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(382.5)	358.9		(23.6)	45.1	1.6	(394.6)		373.9		(20.7)	56.0		2.5
Non-investment grade	(132.7)	128.1		(4.6)	12.3	0.2	(135.4)		129.3		(6.1)	11.3		(0.4)
Total single-name instruments	(515.2)	487.0		(28.2)	57.4	1.8	(530.0)	[3]	503.2	[3]	(26.8)	67.3	[3]	2.1	[3]
of which sovereigns	(117.1)	113.6		(3.5)	9.1	(1.7)	(119.4)		117.1		(2.3)	10.3		(0.7)
of which non-sovereigns	(398.1)	373.4		(24.7)	48.3	3.5	(410.6)		386.1		(24.5)	57.0		2.8
Multi-name instruments (CHF billion)
Investment grade [2]	(223.9)	217.2		(6.7)	32.5	0.0	(222.2)		207.1		(15.1)	20.6		(0.7)
Non-investment grade	(67.3)	70.3	[4]	3.0	10.8	(1.2)	(62.8)		56.1	[4]	(6.7)	9.8		(1.6)
Total multi-name instruments	(291.2)	287.5		(3.7)	43.3	(1.2)	(285.0)	[3]	263.2	[3]	(21.8)	30.4	[3]	(2.3)	[3]
of which sovereigns	(12.6)	12.5		(0.1)	0.2	0.0	(13.5)		13.1		(0.4)	0.4		(0.1)
of which non-sovereigns	(278.6)	275.0		(3.6)	43.1	(1.2)	(271.5)		250.1		(21.4)	30.0		(2.2)
Total instruments (CHF billion)
Investment grade [2]	(606.4)	576.1		(30.3)	77.6	1.6	(616.8)		581.0		(35.8)	76.6		1.8
Non-investment grade	(200.0)	198.4		(1.6)	23.1	(1.0)	(198.2)		185.4		(12.8)	21.1		(2.0)
Total instruments	(806.4)	774.5		(31.9)	100.7	0.6	(815.0)		766.4		(48.6)	97.7		(0.2)
of which sovereigns	(129.7)	126.1		(3.6)	9.3	(1.7)	(132.9)		130.2		(2.7)	10.7		(0.8)
of which non-sovereigns	(676.7)	648.4		(28.3)	91.4	2.3	(682.1)		636.2		(45.9)	87.0		0.6
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk

	6M13				2012
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties		Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.4	1.4	0.2	13.0	15.3		1.4	0.6	17.3
Collateral posted	10.2	1.4	–	11.6	13.4		1.4	–	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7	0.2		0.5	0.0	0.7
Additional collateral required in a two-notch downgrade event	2.8	1.3	0.0	4.1	2.7	[1]	1.5	0.5	4.7
1 Additional collateral required in a two-notch downgrade event has been corrected.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives

end of	6M13	2012
Credit derivatives (CHF billion)
Credit protection sold	806.4	815.0
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments [1]	15.0	15.4
Total credit derivatives	1,696.6	1,694.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M13 (CHF billion)
Single-name instruments	118.3	328.8	68.1	515.2
Multi-name instruments	18.5	187.1	85.6	291.2
Total instruments	136.8	515.9	153.7	806.4
2012 (CHF billion)
Single-name instruments	125.0	326.0	79.0	530.0
Multi-name instruments	42.7	171.0	71.3	285.0
Total instruments	167.7	497.0	150.3	815.0